Other liabilities	9 Months Ended
Sep. 30, 2022
Other liabilities.
Other liabilities

12. Other liabilities

During the nine months ended September 30, 2022, the decrease of EUR 91,106k in other liabilities was primarily due to a net decrease of contract termination provisions (see Note 3.6), due to a reversal of a portion of the provision for onerous contracts relating to CRO arrangements due to a change in estimate (see Note 3.4), due to a consumption of the CRO provision for onerous losses and due to lower accruals for outstanding invoices.